Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended
	Jul. 10, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Jun. 30, 2026
C000250990
Account Value [Line Items]
Line Graph and Table Measure Name					Ocean Park Diversified Income ETF
Accumulated Value	$ 10,000	$ 10,450	$ 10,325	$ 10,242		$ 10,376	$ 10,702	$ 10,747	$ 10,666	$ 11,055
C000250991
Account Value [Line Items]
Line Graph and Table Measure Name					Ocean Park Domestic ETF
Accumulated Value	10,000	10,383	10,557	10,024		10,270	10,992	11,144	10,876	12,730
C000250992
Account Value [Line Items]
Line Graph and Table Measure Name					Ocean Park High Income ETF
Accumulated Value	10,000	10,412	10,331	10,250		10,260	10,528	10,619	10,502	10,668
C000250993
Account Value [Line Items]
Line Graph and Table Measure Name					Ocean Park International ETF
Accumulated Value	10,000	10,444	9,703	9,458		9,756	10,429	10,768	11,091	11,852
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,437	10,118	10,399		10,525	10,738	10,856	10,851	10,924
Morningstar US Market TR USD
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar US Market TR USD
Accumulated Value	10,000	10,307	10,571	10,081		11,204	12,111	12,405	11,886	13,731
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,437	10,118	10,399		10,525	10,738	10,856	10,851	10,924
Morningstar Global Markets ex US NR USD
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Global Markets ex US NR USD
Accumulated Value	$ 10,000	$ 10,563	$ 9,761	$ 10,193		$ 11,462	$ 12,247	$ 12,845	$ 12,766	$ 14,497